Long-term investments - Equity securities with readily determinable fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term investments
Investment in public companies	¥ 261,688	¥ 0	¥ 0
Impairment charges	¥ 0	¥ 0	¥ 0